Expropriation of Brisas Project by Venezuela and Related Arbitration:	12 Months Ended
Dec. 31, 2012
Expropriation of Brisas Project by Venezuela and Related Arbitration:

Note 3.      Expropriation of Brisas Project by Venezuela and Related Arbitration:

From 1992 to 2008 the Company focused substantially all of its management and financial resources on the development of the Brisas Project. In April 2008, after a series of actions which concluded with the revocation of the Company's previously authorized right to develop the Brisas Project, the Venezuelan government expropriated the Brisas Project and also effectively deprived the Company of its ability to further develop the Choco 5 Property.

In October 2009 the Company began the Brisas Arbitration by filing a Request for Arbitration under the Additional Facility Rules of the International Centre for Settlement of Investment Disputes ("ICSID"), against the Bolivarian Republic of Venezuela ("Respondent") seeking compensation in the arbitration for all of the losses and damages resulting from Venezuela's wrongful conduct (Gold Reserve Inc. v. Bolivarian Republic of Venezuela (ICSID Case No. ARB(AF)/09/1)). The Company's claim as last updated in its July 2011 Reply totals approximately $2.1 billion which includes interest from April 14, 2008 (the date of the loss) to July 29, 2011 (the date of the Company's reply) of approximately $400 million The claim, including interest accrued since the loss to July 29, 2011, represents the full market value of the legal rights to develop the Brisas Project at the date of the Tribunal's decision and the value of the Choco 5 Property.

The Company is well advanced in the arbitration process. After the parties each made several filings, the Tribunal held an oral hearing with the parties in Washington, D.C. which concluded on February 17, 2012. The Company and Respondent both submitted post-hearing briefs on March 16, 2012, commenting in conclusion on the full evidentiary record, as is typically permitted in such arbitrations. In July 2012, the Tribunal issued a procedural order requesting the production of further evidence related to valuation issues. The parties have been requested to submit a joint report from their technical experts by April 26, 2013 and to submit observations of the parties on the experts' report by May 24, 2013 with a hearing sometime in early June 2013 if either party requests.

An ICSID Additional Facility Award is enforceable globally under the New York Convention, an international convention regarding the recognition and enforcement of arbitral awards with over one hundred forty State parties. There are clear, well documented procedures for identifying sovereign assets located in one or more of these States and for enforcing arbitral awards by attaching such assets.

The Board of Directors approved a Bonus Pool Plan ("Bonus Plan") in May 2012, which is intended to reward the participants, including named executive officers, employees, directors and consultants, for their past and future contributions including their efforts related to the development of the Brisas Project, execution of the arbitration claim and the collection of an award, if any. The bonus pool under the Bonus Plan will generally be comprised of the gross proceeds or the fair value of any consideration related to such transactions less applicable taxes times 1% of the first $200 million and 5% thereafter. Participation in the Bonus Plan vests upon the participant's selection by the Committee of independent directors, subject to voluntary termination of employment or termination for cause. The Company currently does not accrue a liability for the Bonus Plan as events required for payment under the Plan have not yet occurred.

Pursuant to it's recent debt restructuring (see Note 12 to the audited consolidated financial statements), the Company issued a CVR which entitles each note holder to receive, net of certain deductions (including income tax calculation), a pro rata portion of a maximum aggregate amount of 5.468% of the proceeds actually received by the Company with respect to the Arbitration proceedings or disposition of the Brisas Project mining data. The proceeds, if any, could be cash, commodities, bonds, shares or any other consideration received by the Company and if such proceeds are other than cash, the fair market value of such non-cash proceeds, net of any required deductions (e.g., for taxes) will be subject to the CVR.